LEASES	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES	LEASES
The Company leases office and manufacturing space in Wilsonville, Oregon under operating leases that expire in 2025.
Future minimum lease payments under non-cancelable operating lease agreements for the years ending December 31, are as follows (in thousands):

2022	$1,625
2023	1,670
2024	1,720

2025	983
Total	$5,998
Rent expense related to operating leases aggregated $1,491 thousand and $837 thousand in 2021 and 2020, respectively.
Each of these leases provides the Company an option to renew the lease for an additional 60 months, exercisable upon notice to renew ranging from 60 days to 12 months prior to the end of the initial lease term. As of the date of issuance of these financial statements, the Company has not provided such notice.